Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Ordinary Shares Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	1,851,416	11,500,000	1,900,497	11,500,000
Diluted net (loss) income per ordinary share	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)
Ordinary Shares Not Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,340,000	3,340,000	3,340,000	3,340,000
Diluted net (loss) income per ordinary share	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)